Deposits	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Deposits

Security deposits have been made to the lessors of the office building and the aircraft. The aircraft deposit is held in United States Dollars.

	December 31,	December 31,
	2020	2019
Building	$43,309	$43,309
Aircraft	483,252	492,245
	526,561	535,554